Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
Note 26: Related party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved, have deposits with the Bank, have loans and/or are guarantors for loans with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible for preferential rates. All of these loans were considered performing loans as at December 31, 2024 and December 31, 2023. Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2022	20,393
Net loans issued (repaid) during the year	(658)
Balance at December 31, 2023	19,735
Net loans issued (repaid) during year	(1,081)
Effect of changes in the composition of related parties	983
Balance at December 31, 2024	19,637

Consolidated balance sheets	December 31, 2024	December 31, 2023
Deposits	92,182	100,364

	Year ended December 31
Consolidated statement of operations	2024	2023	2022
Interest and fees on loans	1,244	1,149	900
Total non-interest expense	188	202	—
Other non-interest income	269	230	—
Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2024	December 31, 2023
Loans		9,056	9,801
Deposits		811	288
Accrued interest and other liabilities		167	305

	Year ended December 31
Consolidated statement of operations	2024	2023	2022
Interest and fees on loans	780	827	669
Total non-interest expense	1,562	1,573	1,720
Other non-interest income	252	242	242

Investments
As at December 31, 2024, several Butterfield mutual funds which are managed by a wholly-owned subsidiary of the Bank, had loan balances and deposit balances held with the Bank. The Bank also earned asset management revenue and custody and other administration services revenue from funds managed by a wholly-owned subsidiary of the Bank and from directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved, as well as other income from other related parties.

Consolidated balance sheets		December 31, 2024	December 31, 2023
Deposits		9,441	4,633

	Year ended December 31
Consolidated statement of operations	2024	2023	2022
Asset management	11,003	9,461	7,379
Custody and other administration services	1,385	1,163	839
Interest expense - deposits	—	489	—